Interests in Unconsolidated Structured Entities (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Unconsolidated Structured Entities and Nature of Risks
(2)
Details of scale of unconsolidated structured entities and nature of the risks associated with an entity’s interests in unconsolidated structured entities as of December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023
	Real Estate Finance		PEF and Investment Funds		Total
Maximum loss exposure 1
Investment assets	￦	360,557	￦	509,816	￦	870,373
Investment agreement and others 2		44,975		106,064		151,039

Total	￦	405,532	￦	615,880	￦	1,021,412

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.

(in millions of Korean won)	December 31, 2024
	Real Estate Finance		PEF and Investment Funds		Total
Maximum loss exposure 1
Investment assets	￦	373,638	￦	547,153	￦	920,791
Investment agreement and others 2		84,481		101,178		185,659

Total	￦	458,119	￦	648,331	￦	1,106,450

1	Includes the investments recognized in the Group’s financial statements and the amounts which are probable to be determined when certain conditions are met.
2	Investment agreements and others include purchase agreements, credit granting and others.